3. Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents

	12/31/2017	12/31/2016
Cash and bank deposits	427,608	246,528
Cash equivalents	599,254	315,679
Total	1,026,862	562,207

The breakdown of cash equivalents is as follows:

	12/31/2017	12/31/2016
Private bonds	164,959	45,882
Government bonds	14,039	-
Investment funds	420,256	269,797
Total	599,254	315,679

As of December 31, 2017, the private bonds were comprised by buy-back transactions and Bank Deposit Certificates - “CDBs”, remunerated at a weighted average rate equivalent to 77.6% (52.2% as of December 31, 2016) of the Interbank Deposit Certificate rate (“CDI”).

Government bonds were primarily represented by LFT, emunerated at a weighted average rate of 116.3% of the CDI rate.

The investment funds classified as cash equivalents have high liquidity and, according to the Company’s assessment, are readily convertible to a known amount of cash with insignificant risk of change in value. As of December 31, 2017, investment funds were remunerated at a weighted average rate equivalent to 99.8% (91.3% as of December 31, 2016) of the CDI rate.